Income Taxes - Summary of the reconciliation of effective tax rate to the statutory federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax (benefit)/expense at statutory rate	21.00%	21.00%
State income tax benefit	5.40%	6.00%
Permanent items	(0.20%)	(0.30%)
Change in Valuation Allowance	(29.30%)	(29.70%)
Federal R&D Tax Credits	3.10%	3.10%
Other	0.00%	(0.10%)
Effective income tax rate	0.00%	0.00%